                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07683

Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: January 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended January 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED JANUARY 31, 2006

                                                   RUSSELL           LIPPER
                                                   2000(R)        SMALL-CAP
                                                     VALUE      VALUE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D      INDEX(1)         INDEX(2)
   6.42%       6.06%       6.04%       6.57%        6.31%             7.86%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The six-month reporting period was marked by two distinct performance phases. Declining stock market performance characterized the first half of the reporting period. In August and September, spiking oil prices led the markets lower, as the Gulf Coast hurricanes exacerbated the existing supply-demand imbalance caused by previous refining outages and ongoing geopolitical instability. Falling consumer confidence and renewed concerns about future spending also took a toll on the markets. The Federal Open Market Committee (the "Fed") continued to raise the federal funds target rate, with no indication of ceasing in the near future. Investor sentiment languished through October, as tax-loss selling, mounting inflation worries (spurred by high energy and raw materials costs) and bleak expectations for the holiday shopping season moved into the foreground.

Despite these difficulties, the stock market advanced in the second three months of the period. In November, the market rose against a backdrop of energy price relief, easing production costs, improved retail sales data and a better outlook for consumer spending. December's market climate produced a flat performance overall, but the Fed hinted that the end of the current monetary tightening cycle was drawing near. The change in language helped drive strength in January. In addition, investors saw evidence of the "January Effect," a historical trend wherein the market rallies in the first month of the calendar year, particularly in higher-volatility segments of the market such as small-cap stocks. Further supporting the market was the continued strong pace of merger and acquisition activity and corporate restructurings, and an influx of pension fund money. However, January was not without some challenges. Geopolitical risks pushed oil prices upward again and there was less good news on the corporate earnings front.

In this environment, small-cap stocks performed well, slightly outperforming mid- and large-caps during the overall period. Within the small-cap universe, growth stocks fared better than value stocks -- a trend which is consistent with the January Effect. Within the Russell 2000(R) Value Index, energy continued to be the Index's best performing sector, supported by high commodity prices for oil and natural gas. The technology sector was also among the Index's strongest performers for the six-month period. Technology stocks benefited from investors' increased risk appetites, improved business execution and expectations for a pick-up in corporate IT spending. The basic materials sector also performed well, largely in its steel and non-ferrous metals industry groups. Rising commodity prices and strong demand from China were a tailwind for those stocks. Sectors that lagged the overall index included utilities. Rising interest rates made the yields of utilities stocks less attractive on a relative basis, and investors rotated into more aggressive stocks during the latter half of the reporting period. Furthermore, the higher costs of producing energy hurt the profitability of some utilities companies. The consumer durables sector was another area of weakness, primarily due to the flood of bad news from auto and auto-related companies.

PERFORMANCE ANALYSIS

Morgan Stanley Special Value Fund Class A and Class D shares outperformed the Russell 2000 Value Index and underperformed the Lipper Small-Cap Value Funds Index, and Class B and Class C shares underperformed both Indexes for the six months ended January 31, 2006, assuming no deduction of applicable sales charges.

Positive influences on the Fund's performance relative to the Russell 2000 Value Index included stock selection in consumer services. Within this sector, several of the Fund's publishing and broadcasting holdings performed well, as did lodging stocks. Consumer durables stocks also contributed positively to relative results due to company-specific factors. Additionally, the Index's consumer durables sector experienced downward pressure from troubles in the auto industry, a cooling housing market (which hurt homebuilding stocks) and negative performance in the recreation and toys industry. The Fund had virtually no exposure to these languishing groups. That said, we note that these industry weightings were driven by our bottom-up, valuation-conscious investment process, not top-down forecasts about individual industries. Positioning within the financials sector also served the Fund well. Resulting from our individual stock picks, the Fund was underweighted in the flat-performing banks and real estate investment trust areas of the market, and overweighted to the strong-performing insurance industry; this positioning enhanced relative gains. Insurance stocks benefited from dissipating fears about hurricane-related losses (particularly for reinsurance companies), coupled with a more favorable pricing environment.

On the downside, stock selection in health care detracted from relative performance. Specifically, negative company-specific news in the health care services industry caused the Fund to fall short of the Index. In basic materials, the Fund's lack of exposure to steel and non-ferrous metals -- one of the broad market's better performing industries--slowed gains. Moreover, our stock selection process led us to emphasize select chemicals companies, which did not perform well during the period. A spike in raw materials costs and the inability to pass costs through in their pricing squeezed the profit margins of many chemical producers. The Fund's retail stocks also did not fare well, largely in specialty and apparel retailers. We initiated positions in certain stocks that met our value criteria and that we believed appeared poised for a turnaround. However, our patience was not rewarded within the timeframe of the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   Apria Healthcare Group, Inc.                         2.7%
   Intrawest Corp.                                      2.4
   Pacer International, Inc.                            2.4
   Belden CDT Inc.                                      2.1
   Acuity Brands, Inc.                                  2.1
   Corn Products International Inc.                     2.1
   MSC. Software Corp.                                  2.0
   DRS Technologies, Inc.                               2.0
   Laidlaw International Inc.                           1.9
   MAXIMUS, Inc.                                        1.8

   TOP FIVE INDUSTRIES
   Miscellaneous Commercial Services                    6.8%
   Electrical Products                                  4.2
   Real Estate Investment Trusts                        4.0
   Regional Banks                                       3.5
   Aerospace & Defense                                  3.5

Data as of January 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCKS OF SMALL COMPANIES THAT THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES ARE UNDERVALUED RELATIVE TO THE MARKETPLACE OR SIMILAR COMPANIES. COMPANIES WITHIN A CAPITALIZATION RANGE OF $100 MILLION TO $1.5 BILLION ARE CONSIDERED SMALL COMPANIES. THE FUND MAY INVEST IN FOREIGN SECURITIES (INCLUDING DEPOSITARY RECEIPTS) THAT ARE LISTED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE INVESTMENT ADVISER PURSUES A VALUE ORIENTED APPROACH THAT SEEKS TO IDENTIFY SECURITIES WHOSE MARKET VALUE IS LESS THAN THEIR INTRINSIC VALUE. THE INVESTMENT ADVISER FOCUSES ON SECURITIES WITH MARKET-TO-BOOK RATIOS AND PRICE-EARNINGS RATIOS THAT ARE LOWER THAN THOSE OF THE GENERAL MARKET AVERAGES OR SIMILAR COMPANIES. THE INVESTMENT ADVISER ALSO MAY CONSIDER A COMPANY'S DIVIDEND YIELD, GROWTH IN SALES, BALANCE SHEET, MANAGEMENT CAPABILITIES, EARNINGS AND CASH FLOW, AS WELL AS OTHER FACTORS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL

QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 10/29/96)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              SVFAX                     SVFBX                    SVFCX                    SVFDX
   1 YEAR                              18.67%(3)                 17.80%(3)                17.91%(3)                18.94%(3)
                                       12.44(4)                  12.80(4)                 16.91(4)                    --
   5 YEARS                             12.23(3)                  11.37(3)                 11.40(3)                 12.48(3)
                                       11.02(4)                  11.10(4)                 11.40(4)                    --
   SINCE INCEPTION                     11.33(3)                  11.91(3)                 10.51(3)                 11.58(3)
                                       10.62(4)                  11.91(4)                 10.51(4)                    --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/05 - 01/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             08/01/05 -
                                                                     08/01/05            01/31/06             01/31/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (6.42% return).......................................         $1,000.00           $1,064.20             $ 6.87
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.55             $ 6.72
CLASS B
Actual (6.06% return).......................................         $1,000.00           $1,060.60             $10.75
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.77             $10.51
CLASS C
Actual (6.04% return).......................................         $1,000.00           $1,060.40             $10.75
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.77             $10.51
CLASS D
Actual (6.57% return).......................................         $1,000.00           $1,065.70             $ 5.57
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.81             $ 5.45

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.32%, 2.07%, 2.07% and 1.07% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (98.4%)
              Advertising/Marketing
              Services (1.4%)
  203,500     ADVO, Inc. ..............  $  6,691,080
   42,500     R.H. Donnelley Corp.*....     2,788,850
                                         ------------
                                            9,479,930
                                         ------------
              Aerospace & Defense
              (3.5%)
  101,800     AAR Corp.*...............     2,425,894
  267,400     DRS Technologies,
               Inc. ...................    13,287,106
  237,500     Moog Inc. (Class A)*.....     7,958,625
                                         ------------
                                           23,671,625
                                         ------------
              Agricultural Commodities/
              Milling (2.9%)
  517,200     Corn Products
               International, Inc. ....    14,104,044
  236,100     Delta & Pine Land Co. ...     5,557,794
                                         ------------
                                           19,661,838
                                         ------------
              Air Freight/Couriers
              (2.4%)
  551,000     Pacer International,
               Inc. ...................    16,072,670
                                         ------------
              Apparel/Footwear (0.7%)
  411,400     Maidenform Brands,
               Inc.*...................     4,595,338
                                         ------------
              Apparel/Footwear Retail
              (1.1%)
  253,200     Stage Stores, Inc. ......     7,517,508
                                         ------------
              Automotive Aftermarket
              (0.2%)
   52,000     Tenneco Automotive
               Inc.*...................     1,141,400
                                         ------------
              Broadcasting (1.5%)
  216,000     Live Nation Inc.*........     3,834,000
  761,000     Sinclair Broadcast Group,
               Inc. (Class A)*.........     6,057,560
                                         ------------
                                            9,891,560
                                         ------------
              Chemicals: Major
              Diversified (1.0%)
  602,113     Hercules Inc.*...........     7,050,743
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Chemicals: Specialty
              (1.5%)
  210,700     Cytec Industries,
               Inc. ...................  $ 10,450,720
                                         ------------
              Coal (1.1%)
  770,100     International Coal Group,
               Inc.*...................     7,793,412
                                         ------------
              Commercial Printing/
              Forms (2.1%)
  130,900     Banta Corp. .............     6,691,608
  517,300     Cenveo Inc.*.............     7,345,660
                                         ------------
                                           14,037,268
                                         ------------
              Computer Peripherals
              (1.7%)
  425,600     Electronics for Imaging,
               Inc.*...................    11,767,840
                                         ------------
              Consumer Sundries (0.9%)
  124,000     Central Garden & Pet
               Co.*....................     6,147,920
                                         ------------
              Containers/Packaging
              (1.3%)
  538,942     Rock-Tenn Co. (Class
               A)......................     7,534,409
   68,600     TAL International Group,
               Inc.*...................     1,465,296
                                         ------------
                                            8,999,705
                                         ------------
              Electric Utilities (1.7%)
  249,000     Avista Corp. ............     4,758,390
  260,250     PNM Resources Inc. ......     6,394,342
                                         ------------
                                           11,152,732
                                         ------------
              Electrical Products
              (4.2%)
  378,900     Acuity Brands, Inc. .....    14,356,521
  532,400     Belden CDT Inc. .........    14,428,040
                                         ------------
                                           28,784,561
                                         ------------
              Electronic Components
              (0.7%)
  402,100     Methode Electronics,
               Inc. ...................     4,945,830
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2006 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Equipment/
              Instruments (1.4%)
  310,800     Lipman Electronic
               Engineering Ltd. (ADR)
               (Israel)*...............  $  8,323,224
   66,300     Paxar Corp.*.............     1,340,586
                                         ------------
                                            9,663,810
                                         ------------
              Engineering &
              Construction (0.1%)
   36,200     H&E Equipment Services,
               Inc.*...................       836,220
                                         ------------
              Finance/Rental/ Leasing
              (1.5%)
  494,500     Collegiate Funding
               Services*...............     9,850,440
                                         ------------
              Financial Conglomerates
              (1.6%)
  453,500     Conseco Inc.*............    11,051,795
                                         ------------
              Food: Specialty/ Candy
              (1.9%)
  465,600     NBTY, Inc.*..............     9,633,264
   78,565     Ralcorp Holdings,
               Inc.*...................     3,087,605
                                         ------------
                                           12,720,869
                                         ------------
              Gas Distributors (1.9%)
  211,800     AGL Resources, Inc. .....     7,578,204
  237,600     UGI Corp. ...............     5,101,272
                                         ------------
                                           12,679,476
                                         ------------
              Hotels/Resorts/Cruiselines
              (2.4%)
  577,800     Intrawest Corp. .........    16,230,402
                                         ------------
              Household/Personal Care
              (1.4%)
  456,400     Elizabeth Arden, Inc.*...     9,648,296
                                         ------------
              Industrial Machinery
              (2.6%)
  293,865     CIRCOR International,
               Inc. ...................     8,057,778
  280,000     Watts Water Technologies,
               Inc. ...................     9,430,400
                                         ------------
                                           17,488,178
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Insurance
              Brokers/Services (1.5%)
  385,391     CCC Information Services
               Group, Inc.*............  $ 10,201,300
                                         ------------
              Marine Shipping (0.7%)
  142,400     American Commercial Lines
               Inc.*...................     4,749,040
                                         ------------
              Medical Specialties
              (2.4%)
  162,440     Bio-Rad Laboratories,
               Inc. (Class A)*.........    10,948,456
  161,100     West Pharmaceutical
               Services, Inc. .........     4,918,383
                                         ------------
                                           15,866,839
                                         ------------
              Medical/Nursing Services
              (2.7%)
  748,700     Apria Healthcare Group,
               Inc.*...................    18,245,819
                                         ------------
              Metal Fabrications (0.9%)
  247,330     General Cable Corp.*.....     6,059,585
                                         ------------
              Miscellaneous Commercial
              Services (6.8%)
  430,000     Gartner, Inc.*...........     5,916,800
  382,400     Geo Group Inc. (The)*....     9,353,504
  314,100     MAXIMUS, Inc. ...........    12,287,592
  310,750     ProQuest Co.*............     9,244,813
  180,700     The Brink's Co. .........     9,613,240
                                         ------------
                                           46,415,949
                                         ------------
              Multi-Line Insurance
              (1.4%)
  365,500     Max Re Capital Ltd.
               (Bermuda)...............     9,689,405
                                         ------------
              Office Equipment/
              Supplies (0.6%)
  164,100     ACCO Brands Corp.*.......     4,053,270
                                         ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2006 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oil & Gas Production
              (3.2%)
  379,100     Denbury Resources
               Inc.*...................  $ 11,285,807
  240,780     St. Mary Land &
               Exploration Co. ........    10,507,639
                                         ------------
                                           21,793,446
                                         ------------
              Oilfield Services/
              Equipment (3.2%)
  379,370     Superior Energy Services,
               Inc.*...................    10,299,896
  241,290     Universal Compression
               Holdings, Inc.*.........    11,581,920
                                         ------------
                                           21,881,816
                                         ------------
              Other Consumer Services
              (1.3%)
  338,000     Jackson Hewitt Tax
               Service Inc.*...........     8,537,880
                                         ------------
              Other Transportation
              (2.0%)
  487,200     Laidlaw International
               Inc. ...................    13,251,840
                                         ------------
              Packaged Software (2.9%)
  266,950     Hummingbird Ltd.
               (Canada)*...............     6,265,317
  727,788     MSC. Software Corp.*.....    13,500,467
                                         ------------
                                           19,765,784
                                         ------------
              Personnel Services (1.8%)
  433,522     Gevity HR, Inc. .........    11,900,179
                                         ------------
              Property - Casualty
              Insurers (2.5%)
  199,100     Platinum Underwriters
               Holdings Ltd. (ADR)
               (Bermuda)...............     6,102,415
  518,786     United America Indemnity,
               Ltd. (Class A)*.........    10,972,324
                                         ------------
                                           17,074,739
                                         ------------
              Real Estate Investment
              Trusts (4.0%)
  775,700     Anthracite Capital,
               Inc. ...................     8,703,354
  126,100     LaSalle Hotel
               Properties..............     4,819,542
  742,300     MeriStar Hospitality
               Corp.*..................     7,615,998
  141,300     Parkway Properties,
               Inc. ...................     5,979,816
                                         ------------
                                           27,118,710
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Regional Banks (3.5%)
   51,000     Alabama National
               BanCorporation..........  $  3,545,520
   86,100     Central Pacific Financial
               Corp. ..................     3,168,480
  145,900     Greater Bay Bancorp......     3,784,646
  173,672     Integra Bank Corp. ......     3,838,151
  106,400     Provident Bankshares
               Corp. ..................     3,908,072
  295,930     Provident New York
               Bancorp.................     3,293,701
   47,100     Westamerica
               Bancorporation..........     2,534,922
                                         ------------
                                           24,073,492
                                         ------------
              Restaurants (2.7%)
  656,400     AFC Enterprises, Inc. ...    10,357,992
1,997,100     Denny's Corp.*...........     8,208,081
                                         ------------
                                           18,566,073
                                         ------------
              Savings Banks (1.5%)
  467,446     First Niagara Financial
               Group, Inc. ............     6,450,755
  105,404     MB Financial, Inc. ......     3,696,518
                                         ------------
                                           10,147,273
                                         ------------
              Specialty Insurance
              (3.1%)
  172,500     NYMAGIC, Inc. ...........     4,438,425
  166,086     Proassurance Corp.*......     8,501,942
  185,400     Triad Guaranty, Inc.*....     7,786,800
                                         ------------
                                           20,727,167
                                         ------------
              Specialty Stores (0.3%)
  168,900     Pier 1 Imports, Inc. ....     1,827,498
                                         ------------
              Specialty
              Telecommunications (0.7%)
  188,886     Syniverse Holdings
               Inc.*...................     4,535,153
                                         ------------
              Telecommunication
              Equipment (0.8%)
  264,038     EMS Technologies Inc.*...     4,536,173
   61,600     Tekelec*.................       964,040
                                         ------------
                                            5,500,213
                                         ------------

10
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2006 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Textiles (1.4%)
  258,400     Albany International
               Corp. (Class A).........  $  9,560,800
                                         ------------
              Trucks/Construction/Farm
              Machinery (1.8%)
  174,228     Terex Corp.*.............    12,283,074
                                         ------------
              Total Common Stocks
              (Cost $469,057,388)......   667,158,430
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (1.5%)
              Repurchase Agreement
  $10,502     Joint repurchase
               agreement account 4.445%
               due 02/01/06 (dated
               01/31/06; proceeds
               $10,503,297) (a)
               (Cost $10,502,000)......    10,502,000
                                         ------------

Total Investments
(Cost $479,559,388) (b).....    99.9%     677,660,430
Other Assets in Excess of
Liabilities.................     0.1          669,602
                                         ------------
Net Assets..................   100.0%    $678,330,032
                               =====     ============

---------------------------------------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $206,336,262 and the aggregate gross unrealized depreciation is $8,235,220, resulting in net unrealized appreciation of $198,101,042.

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Special Value
SUMMARY OF INVESTMENTS - JANUARY 31, 2006 (UNAUDITED)

                                          PERCENT OF
INDUSTRY                      VALUE       NET ASSETS
----------------------------------------------------
Miscellaneous Commercial
 Services...............  $ 46,415,949        6.8%
Electrical Products.....    28,784,561        4.2
Real Estate Investment
 Trusts.................    27,118,710        4.0
Regional Banks..........    24,073,492        3.5
Aerospace & Defense.....    23,671,625        3.5
Oilfield
 Services/Equipment.....    21,881,816        3.2
Oil & Gas Production....    21,793,446        3.2
Specialty Insurance.....    20,727,167        3.1
Packaged Software.......    19,765,784        2.9
Agricultural
 Commodities/ Milling...    19,661,838        2.9
Restaurants.............    18,566,073        2.7
Medical/Nursing
 Services...............    18,245,819        2.7
Industrial Machinery....    17,488,178        2.6
Property - Casualty
 Insurers...............    17,074,739        2.5
Hotels/Resorts/Cruiselines..   16,230,402     2.4
Air Freight/Couriers....    16,072,670        2.4
Medical Specialties.....    15,866,839        2.4
Commercial
 Printing/Forms.........    14,037,268        2.1
Other Transportation....    13,251,840        2.0
Food: Specialty/Candy...    12,720,869        1.9
Gas Distributors........    12,679,476        1.9
Trucks/Construction/Farm
 Machinery..............    12,283,074        1.8
Personnel Services......    11,900,179        1.8
Computer Peripherals....    11,767,840        1.7
Electric Utilities......    11,152,732        1.7
Financial
 Conglomerates..........    11,051,795        1.6
Repurchase Agreement....    10,502,000        1.5
Chemicals: Specialty....    10,450,720        1.5

                                          PERCENT OF
INDUSTRY                      VALUE       NET ASSETS
----------------------------------------------------
Insurance
 Brokers/Services.......  $ 10,201,300        1.5%
Savings Banks...........    10,147,273        1.5
Broadcasting............     9,891,560        1.5
Finance/Rental/Leasing...    9,850,440        1.5
Multi-Line Insurance....     9,689,405        1.4
Electronic Equipment/
 Instruments............     9,663,810        1.4
Household/Personal
 Care...................     9,648,296        1.4
Textiles................     9,560,800        1.4
Advertising/Marketing
 Services...............     9,479,930        1.4
Containers/Packaging....     8,999,705        1.3
Other Consumer
 Services...............     8,537,880        1.3
Coal....................     7,793,412        1.1
Apparel/Footwear
 Retail.................     7,517,508        1.1
Chemicals: Major
 Diversified............     7,050,743        1.0
Consumer Sundries.......     6,147,920        0.9
Metal Fabrications......     6,059,585        0.9
Telecommunication
 Equipment..............     5,500,213        0.8
Electronic Components...     4,945,830        0.7
Marine Shipping.........     4,749,040        0.7
Apparel/Footwear........     4,595,338        0.7
Specialty
 Telecommunications.....     4,535,153        0.7
Office
 Equipment/Supplies.....     4,053,270        0.6
Specialty Stores........     1,827,498        0.3
Automotive
 Aftermarket............     1,141,400        0.2
Engineering &
 Construction...........       836,220        0.1
                          ------------       ----
                          $677,660,430       99.9%
                          ============       ====

12
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $479,559,388).....  $677,660,430
Receivable for:
    Investments sold........................................     8,370,760
    Dividends...............................................       454,070
    Shares of beneficial interest sold......................       106,308
    Interest................................................         1,297
Prepaid expenses and other assets...........................        80,719
                                                              ------------
    Total Assets............................................   686,673,584
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     4,728,046
    Shares of beneficial interest redeemed..................     2,732,435
    Distribution fee........................................       352,113
    Investment advisory fee.................................       348,145
    Administration fee......................................        46,616
    Transfer agent fee......................................        45,320
Accrued expenses and other payables.........................        90,877
                                                              ------------
    Total Liabilities.......................................     8,343,552
                                                              ------------
    Net Assets..............................................  $678,330,032
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $355,909,659
Net unrealized appreciation.................................   198,167,339
Accumulated net investment loss.............................    (2,395,783)
Accumulated undistributed net realized gain.................   126,648,817
                                                              ------------
    Net Assets..............................................  $678,330,032
                                                              ============
Class A Shares:
Net Assets..................................................  $278,993,009
Shares Outstanding (unlimited authorized, $.01 par value)...    13,646,405
    Net Asset Value Per Share...............................        $20.44
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $21.57
                                                              ============
Class B Shares:
Net Assets..................................................  $297,402,044
Shares Outstanding (unlimited authorized, $.01 par value)...    15,689,430
    Net Asset Value Per Share...............................        $18.96
                                                              ============
Class C Shares:
Net Assets..................................................   $38,942,539
Shares Outstanding (unlimited authorized, $.01 par value)...     2,052,702
    Net Asset Value Per Share...............................        $18.97
                                                              ============
Class D Shares:
Net Assets..................................................   $62,992,440
Shares Outstanding (unlimited authorized, $.01 par value)...     3,011,899
    Net Asset Value Per Share...............................        $20.91
                                                              ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2006 (unaudited)

Net Investment Loss:
Income
Dividends (net of $6,381 foreign withholding tax)...........  $   4,155,404
Interest....................................................        242,904
                                                              -------------
    Total Income............................................      4,398,308
                                                              -------------
Expenses
Investment advisory fee.....................................      2,890,813
Distribution fee (Class A shares)...........................        332,135
Distribution fee (Class B shares)...........................      1,601,788
Distribution fee (Class C shares)...........................        197,482
Transfer agent fees and expenses............................      1,155,396
Administration fee..........................................        350,935
Shareholder reports and notices.............................         97,880
Professional fees...........................................         73,275
Registration fees...........................................         40,812
Custodian fees..............................................         30,698
Trustees' fees and expenses.................................          6,111
Other.......................................................         40,262
                                                              -------------
    Total Expenses..........................................      6,817,587
                                                              -------------
    Net Investment Loss.....................................     (2,419,279)
                                                              -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................    127,846,467
Net change in unrealized appreciation.......................    (93,772,953)
                                                              -------------
    Net Gain................................................     34,073,514
                                                              -------------
Net Increase................................................  $  31,654,235
                                                              =============

14
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              JANUARY 31, 2006   JULY 31, 2005
                                                              ----------------   --------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................   $   (2,419,279)   $   (1,578,109)
Net realized gain...........................................      127,846,467        98,543,959
Net change in unrealized appreciation.......................      (93,772,953)      133,447,170
                                                               --------------    --------------
    Net Increase............................................       31,654,235       230,413,020
                                                               --------------    --------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................      (36,131,854)       (3,448,862)
Class B shares..............................................      (46,359,387)      (14,818,651)
Class C shares..............................................       (5,685,404)       (1,242,247)
Class D shares..............................................       (8,323,369)       (9,690,267)
                                                               --------------    --------------
    Total Distributions.....................................      (96,500,014)      (29,200,027)
                                                               --------------    --------------

Net decrease from transactions in shares of beneficial
  interest..................................................     (329,659,994)     (110,823,224)
                                                               --------------    --------------
    Net Increase (Decrease).................................     (394,505,773)       90,389,769
Net Assets:
Beginning of period.........................................    1,072,835,805       982,446,036
                                                               --------------    --------------
End of Period
(Including an accumulated net investment loss of $2,395,783
and
accumulated undistributed investment income of $23,496,
respectively)...............................................   $  678,330,032    $1,072,835,805
                                                               ==============    ==============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2006 (UNAUDITED) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2006 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.670% to the portion of daily net assets not exceeding $500 million; 0.645% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.06% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2006 (UNAUDITED) continued

treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,279,328 at January 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4 , $345,107 and $997, respectively and received $9,083 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2006 aggregated $121,218,316 and $546,994,970, respectively. Included in the aforementioned are sales of $300,147,011 with other Morgan Stanley funds, including a net realized gain of $57,449,833.

For the six months ended January 31, 2006, the Fund incurred brokerage commissions of $1,657 with Morgan Stanley, & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2006 (UNAUDITED) continued

5. Shares of Beneficial Interest+

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                      FOR THE YEAR
                                                      MONTHS ENDED                          ENDED
                                                    JANUARY 31, 2006                    JULY 31, 2005
                                               ---------------------------       ---------------------------
                                                       (unaudited)
                                                 SHARES         AMOUNT             SHARES         AMOUNT
                                               -----------   -------------       -----------   -------------
CLASS A SHARES
Sold.........................................      467,454   $   9,933,637         1,569,943   $  31,233,037
Conversion from Class B......................    1,082,156      21,577,303         6,628,612     129,867,637
Reinvestment of distributions................    1,786,668      34,661,351           169,373       3,419,637
Redeemed.....................................   (1,992,743)    (41,795,836)       (2,351,419)    (47,094,946)
                                               -----------   -------------       -----------   -------------
Net increase - Class A.......................    1,343,535      24,376,455         6,016,509     117,425,365
                                               -----------   -------------       -----------   -------------
CLASS B SHARES
Sold.........................................      139,714       2,766,139           731,597      13,682,503
Conversion to Class A........................   (1,163,006)    (21,577,304)       (7,032,763)   (129,867,637)
Reinvestment of distributions................    2,327,594      41,896,689           706,762      13,492,092
Redeemed.....................................   (2,426,362)    (47,989,089)       (7,541,843)   (140,777,469)
                                               -----------   -------------       -----------   -------------
Net decrease - Class B.......................   (1,122,060)    (24,903,565)      (13,136,247)   (243,470,511)
                                               -----------   -------------       -----------   -------------
CLASS C SHARES
Sold.........................................       22,889         455,415            65,184       1,210,773
Reinvestment of distributions................      287,869       5,187,393            60,296       1,150,443
Redeemed.....................................     (277,919)     (5,537,737)         (570,927)    (10,728,903)
                                               -----------   -------------       -----------   -------------
Net increase (decrease) - Class C............       32,839         105,071          (445,447)     (8,367,687)
                                               -----------   -------------       -----------   -------------
CLASS D SHARES
Sold.........................................      356,264       7,644,755         5,247,123     104,506,381
Reinvestment of distributions................      348,458       6,913,399           413,513       8,493,555
Redeemed.....................................  (15,505,893)   (343,796,109)       (4,407,113)    (89,410,327)
                                               -----------   -------------       -----------   -------------
Net increase (decrease) - Class D............  (14,801,171)   (329,237,955)        1,253,523      23,589,609
                                               -----------   -------------       -----------   -------------
Net decrease in Fund.........................  (14,546,857)  $(329,659,994)       (6,311,662)  $(110,823,224)
                                               ===========   =============       ===========   =============

---------------------

     + On March 12, 2004, the Fund suspended the offering of its shares to new investors. On February 6, 2006, the Board was notified that Management intends to reopen the Fund to new investors as soon as practicable.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2006 (UNAUDITED) continued

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                       FOR THE YEAR ENDED JULY 31
                                                   MONTHS ENDED     -------------------------------------------------------------
                                                 JANUARY 31, 2006     2005          2004         2003         2002         2001
                                                 ----------------   --------      --------      -------      -------      -------
                                                   (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...                $22.28         $18.24        $15.51       $13.56       $15.67       $11.79
                                                       ------         ------        ------       ------       ------       ------

Income (loss) from investment
 operations:
    Net investment income (loss)++.....                 (0.03)          0.04         (0.04)       (0.02)        0.01         0.13
    Net realized and unrealized gain
    (loss).............................                  1.29           4.55          2.77         1.97        (1.76)        3.75
                                                       ------         ------        ------       ------       ------       ------

Total income (loss) from investment
 operations............................                  1.26           4.59          2.73         1.95        (1.75)        3.88
                                                       ------         ------        ------       ------       ------       ------

Less dividends and distributions from:
    Net investment income..............                    --             --            --           --        (0.06)          --
    Net realized gain..................                 (3.10)         (0.55)           --           --        (0.30)          --
                                                       ------         ------        ------       ------       ------       ------

Total dividends and distributions......                 (3.10)         (0.55)           --           --        (0.36)          --
                                                       ------         ------        ------       ------       ------       ------

Net asset value, end of period.........                $20.44         $22.28        $18.24       $15.51       $13.56       $15.67
                                                       ======         ======        ======       ======       ======       ======

Total Return+..........................                  6.42 %(1)     25.45%        17.60%       14.38%      (11.43)%      32.91%

Ratios to Average Net Assets(3):

Expenses...............................                  1.32 %(2)      1.27%         1.23%        1.25%        1.19%        1.18%

Net investment income (loss)...........                 (0.32)%(2)      0.14%        (0.23)%      (0.11)%       0.12%        0.87%

Supplemental Data:

Net assets, end of period, in
 thousands.............................              $278,993       $274,050      $114,636      $71,088      $56,064      $23,532

Portfolio turnover rate................                    14 %(1)        41%           44%          47%          72%          85%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

22
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                         FOR THE YEAR ENDED JULY 31
                                                MONTHS ENDED     ----------------------------------------------------------------
                                              JANUARY 31, 2006     2005          2004          2003          2002          2001
                                              ----------------   --------      --------      --------      --------      --------
                                                (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................                $20.95         $17.31        $14.84        $13.08        $15.18        $11.51
                                                    ------         ------        ------        ------        ------        ------

Income (loss) from investment
 operations:
    Net investment income
    (loss)++........................                 (0.11)         (0.11)        (0.17)        (0.11)        (0.09)         0.01
    Net realized and unrealized gain
    (loss)..........................                  1.22           4.30          2.64          1.87         (1.71)         3.66
                                                    ------         ------        ------        ------        ------        ------

Total income (loss) from investment
 operations.........................                  1.11           4.19          2.47          1.76         (1.80)         3.67
                                                    ------         ------        ------        ------        ------        ------

Less distributions from net realized
 gain...............................                 (3.10)         (0.55)           --            --         (0.30)           --
                                                    ------         ------        ------        ------        ------        ------

Net asset value, end of period......                $18.96         $20.95        $17.31        $14.84        $13.08        $15.18
                                                    ======         ======        ======        ======        ======        ======

Total Return+.......................                  6.06 %(1)     24.55%        16.64%        13.46%       (12.08)%       31.89%

Ratios to Average Net Assets(3):

Expenses............................                  2.07 %(2)      2.04%         2.00%         2.04%         1.95%         1.94%

Net investment income (loss)........                 (1.07)%(2)     (0.63)%       (1.00)%       (0.90)%       (0.64)%        0.11%

Supplemental Data:

Net assets, end of period, in
 thousands..........................              $297,402       $352,265      $518,426      $500,124      $587,241      $474,538

Portfolio turnover rate.............                    14 %(1)        41%           44%           47%           72%           85%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                     FOR THE SIX                      FOR THE YEAR ENDED JULY 31
                                                     MONTHS ENDED     -----------------------------------------------------------
                                                   JANUARY 31, 2006    2005         2004         2003         2002         2001
                                                   ----------------   -------      -------      -------      -------      -------
                                                     (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.....               $20.97         $17.30       $14.84       $13.08       $15.20       $11.52
                                                        ------         ------       ------       ------       ------       ------

Income (loss) from investment operations:
    Net investment income (loss)++.......                (0.11)         (0.10)       (0.17)       (0.12)       (0.10)        0.03
    Net realized and unrealized gain
    (loss)...............................                 1.21           4.32         2.63         1.88        (1.69)        3.65
                                                        ------         ------       ------       ------       ------       ------

Total income (loss) from investment
 operations..............................                 1.10           4.22         2.46         1.76        (1.79)        3.68
                                                        ------         ------       ------       ------       ------       ------

Less dividends and distributions from:
    Net investment income................                   --             --           --           --        (0.03)          --
    Net realized gain....................                (3.10)         (0.55)          --           --        (0.30)          --
                                                        ------         ------       ------       ------       ------       ------

Total dividends and distributions........                (3.10)         (0.55)          --           --        (0.33)          --
                                                        ------         ------       ------       ------       ------       ------

Net asset value, end of period...........               $18.97         $20.97       $17.30       $14.84       $13.08       $15.20
                                                        ======         ======       ======       ======       ======       ======

Total Return+............................                 6.04 %(1)     24.61%       16.64%       13.46%      (12.03)%      31.94%

Ratios to Average Net Assets(3):

Expenses.................................                 2.07 %(2)      1.93%        2.00%        2.04%        1.95%        1.92%

Net investment income (loss).............                (1.07)%(2)     (0.52)%      (1.00)%      (0.90)%      (0.64)%       0.13%

Supplemental Data:

Net assets, end of period, in
 thousands...............................              $38,943        $42,352      $42,662      $37,454      $41,147      $21,280

Portfolio turnover rate..................                   14 %(1)        41%          44%          47%          72%          85%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

24
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE SIX                        FOR THE YEAR ENDED JULY 31
                                                 MONTHS ENDED     ---------------------------------------------------------------
                                               JANUARY 31, 2006     2005          2004          2003          2002         2001
                                               ----------------   --------      --------      --------      --------      -------
                                                 (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
 period..............................               $22.69          $18.52        $15.72        $13.72        $15.81       $11.87
                                                    ------          ------        ------        ------        ------       ------

Income (loss) from investment
 operations:
    Net investment income++..........                (0.01)           0.08          0.00          0.01          0.05         0.23
    Net realized and unrealized gain
    (loss)...........................                 1.33            4.64          2.80          1.99         (1.77)        3.71
                                                    ------          ------        ------        ------        ------       ------

Total income (loss) from investment
 operations..........................                 1.32            4.72          2.80          2.00         (1.72)        3.94
                                                    ------          ------        ------        ------        ------       ------

Less dividends and distributions
 from:
    Net investment income............                   --              --            --            --         (0.07)          --
    Net realized gain................                (3.10)          (0.55)           --            --         (0.30)          --
                                                    ------          ------        ------        ------        ------       ------

Total dividends and distributions....                (3.10)          (0.55)           --            --         (0.37)          --
                                                    ------          ------        ------        ------        ------       ------

Net asset value, end of period.......               $20.91          $22.69        $18.52        $15.72        $13.72       $15.81
                                                    ======          ======        ======        ======        ======       ======

Total Return+........................                 6.57 %(1)      25.77%        17.81%        14.58%       (11.20)%      33.28%

Ratios to Average Net Assets(3):

Expenses.............................                 1.07 %(2)       1.04%         1.00%         1.04%         0.95%        0.94%

Net investment income (loss).........                (0.07)%(2)       0.37%         0.00%         0.10%         0.36%        1.11%

Supplemental Data:

Net assets, end of period, in
 thousands...........................              $62,992        $404,168      $306,722      $130,693      $103,561      $26,629

Portfolio turnover rate..............                   14 %(1)         41%           44%           47%           72%          85%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              25
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.
Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Special Value Fund

Semiannual Report
January 31, 2006

[MORGAN STANLEY LOGO]

38424RPT RA06-0023IP-Y01/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006

                                       3